INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes

	December 31,	December 31,
	2021	2019
Deferred tax assets:
Net operating loss carry forwards	$4,550,380	$4,305,806
Less: Valuation allowance	(4,550,380)	(4,305,806)

Net deferred tax assets	$–	$–

Schedule of Reconciliation of income tax expense

	December 31,	December 31,
	2021	2020
Pre-tax GAAP loss at U.S. statutory rate	$(757,587)	$(414,647)
Change in valuation allowance	757,857	414,647

Income tax expense	$–	$–